Condensed Interim Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 15,525	$ 12,997
Short-term bank deposits		3,000
Marketable securities	15,094	14,871
Accounts receivable:
Trade (net of provision for doubtful accounts of $20 thousands as of June 30, 2014 and December 31, 2013)	14,553	14,866
Other	1,690	2,460
Inventories	28,239	28,778
Deferred tax assets	506	274
Total current assets	75,607	77,246
Marketable securities	23,731	24,370
Assets held for employees' severance benefits	1,584	1,543
Deferred tax assets	432	439
Property, plant and equipment ("PP&E"), net	2,258	1,479
Intangible assets, net	147	180
Total assets	103,759	105,257
Current liabilities
Trade accounts payable	3,569	6,814
Other accounts payable and accrued expenses	5,346	5,134
Total current liabilities	8,915	11,948
Long-term liability
Liability for employees' severance benefits	2,694	2,618
Total liabilities	11,609	14,566
Shareholders' equity
Ordinary shares and additional paid-in capital	39,914	38,647
Treasury shares	(38)	(38)
Retained earnings	52,274	52,082
Total shareholders' equity	92,150	90,691
Total liabilities and shareholders' equity	$ 103,759	$ 105,257